UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number:   1
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2392
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           50
                                         -----------
Form 13F Information Table Value Total:   $1,477,956
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108    22903  556700 SH       SOLE              556700      0    0
ASHLAND INC                    COM              044204105    16346  280000 SH       SOLE              280000      0    0
AVON PRODS INC                 COM              054303102    13545  350000 SH       SOLE              350000      0    0
BARR PHARMACEUTICALS INC       COM              068306109    13017  285832 SH       SOLE              285832      0    0
BORDERS GROUP INC              COM              099709107    15100  594500 SH       SOLE              594500      0    0
CARMAX INC                     COM              143130102     9315  300000 SH       SOLE              300000      0    0
CKE RESTAURANTS INC            COM              12561E105    17999 1240483 SH       SOLE             1240483      0    0
CNF INC                        COM              12612W104    55496 1107713 SH       SOLE             1107713      0    0
COLA COLA ENTERPRISES INC      COM              191219104    93842 4500819 SH       SOLE             4500819      0    0
CONSOL ENERGY INC              COM              20854P109    43449 1058429 SH       SOLE             1058429      0    0
COORS ADOLPH CO                CALL             217016904      835  116000     CALL SOLE              116000      0    0
COORS ADOLPH CO                CL B             217016104    62299  823300 SH       SOLE              823300      0    0
COVENTRY HEALTH CARE INC       COM              222862104    26046  490700 SH       SOLE              490700      0    0
CREO INC                       COM              225606102     2400  160200 SH       SOLE              160200      0    0
DOMINION RES INC VA NEW        COM              25746U109    34183  504626 SH       SOLE              504626      0    0
DRESS BARN INC                 COM              261570105     5095  290978 SH       SOLE              290978      0    0
ELAN PLC                       CALL             284131208     1813  370000     CALL SOLE              370000      0    0
FEDERATED DEPT STORES INC DE   COM              31410H101   134978 2335656 SH       SOLE             2335656      0    0
GAP INC DEL                    COM              364760108    75431 3571527 SH       SOLE             3571527      0    0
GATLORD ENTMT CO NEW           COM              367905106    21648  521251 SH       SOLE              521251      0    0
GENELABS TECHNOLOGIES INC      COM              368706107     1191 1000788 SH       SOLE             1000788      0    0
GENESCO INC                    COM              371532102     9156  294016 SH       SOLE              294016      0    0
GREAT ATLANTIC & PAC TEA INC   COM              390064103      811   79100 SH       SOLE               79100      0    0
HARRAHS ENTMT INC              COM              413619107    31291  467800 SH       SOLE              467800      0    0
HILTON HOTELS CORP             COM              432848109   111384 4898171 SH       SOLE             4898171      0    0
IVAX CORP                      CALL             465823902      123  100000     CALL SOLE              100000      0    0
LAIDLAW INTL INC               COM              50730R102     5585  261000 SH       SOLE              261000      0    0
LIONS GATE ENTMNT CORP         COM NEW          535919203    17081 1608427 SH       SOLE             1608427      0    0
MAGNUM HUNTER RES INC          COM PAR $0.002   55972F203     9142  708700 SH       SOLE              708700      0    0
MGM MIRAGE                     COM              552953101    31692  435687 SH       SOLE              435687      0    0
NIKE INC                       CL B             654106103    36456  401987 SH       SOLE              401987      0    0
NTL INC DEL                    COM              62940M104    31646  433500 SH       SOLE              433500      0    0
OFFICE DEPOT INC               COM              676220106    90661 5222397 SH       SOLE             5222397      0    0
OWENS ILL INC                  COM NEW          690768403    34556 1525659 SH       SOLE             1525659      0    0
RAILAMERICA INC                COM              750753105     2733  209462 SH       SOLE              209462      0    0
RUSH ENTERTAINMENT INC         CL A             781846209     2477  154896 SH       SOLE              154896      0    0
SEARS ROEBUCK & CO             COM              812387108     8011  156977 SH       SOLE              156977      0    0
SHARPER IMAGE CORP             COM              820013100     3770  200000 SH       SOLE              200000      0    0
SPRINT CORP                    COM FON          852061100    24912 1002500 SH       SOLE             1002500      0    0
TIME WARNER INC                COM              887317105    68075 3500000 SH       SOLE             3500000      0    0
TOYS R US INC                  COM              892335100   101663 4966415 SH       SOLE             4966415      0    0
TRINITY INDS INC               COM              896522109    25993  762700 SH       SOLE              762700      0    0
TYCO INTL LTD NEW              COM              902124106    55577 1555029 SH       SOLE             1555029      0    0
UNITEDGLOBALCOM                CL A             913247508    19230 1994802 SH       SOLE             1994802      0    0
UNIVERSAL HLTH SVCS INC        CL B             913903100    19237  432300 SH       SOLE              432300      0    0
VINTAGE PETE INC               COM              927460105    10177  448534 SH       SOLE              448534      0    0
WAL MART STORES INC            CALL             931142903     1500  500000     CALL SOLE              500000      0    0
WAL MART STORES INC            CALL             931142903      200 1000000     CALL SOLE             1000000      0    0
WAL MART STORES INC            COM              931142103    56396 1067700 SH       SOLE             1067700      0    0
WET SEAL INC                   CL A             961840105     1490  665000 SH       SOLE              665000      0    0


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